Pensions and other postretirement benefits (Details 12) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pensions [Member]
Defined contribution and other plans disclosure [Line Items]
Employer's contributions	CAD 18	CAD 18	CAD 16